Offerings - Offering: 1	Jan. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 38,185,191.40
Amount of Registration Fee	$ 5,273.37
Offering Note	(1) The transaction value is calculated as the estimated aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of September 30, 2025, of $25.95. The fee of $5,273.37 was paid in connection with the filing of the Schedule TO-I by Bain Capital Private Credit (File No. 005-94247) on November 3, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.